Note 13 - Employee Benefits (Details) - ESOP Share Allocation (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ESOP Share Allocation [Abstract]
Shares allocated to participants beginning of the year	350,539	339,991	335,453
Shares allocated to participants	24,317	24,378	24,317
Shares purchased	9	2,353	42
Shares distributed to participants	(26,978)	(16,183)	(19,821)
Shares allocated to participants end of year	347,887	350,539	339,991
Unreleased shares beginning of the year	377,074	401,452	425,769
Shares released during year	(24,317)	(24,378)	(24,317)
Unreleased shares end of year	352,757	377,074	401,452
Total ESOP shares end of year	700,644	727,613	741,443
Fair value of unreleased shares at December 31 (in Dollars)	$ 3,728,641	$ 1,308,447	$ 778,817